Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 5, 2025 (Accession Number 0001145549-25-016369). The purpose of this amendment is to revise parts of Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies. The incorrect draft version of Item 7 was inadvertently used in the creation of HTML rather than the final approved signed version which included the financial statements and audit report in the Form N-CSR filing. The N-CSR content required to be available on a website was correctly posted using the final approved version of Item 7 and did not require any changes. This amendment has updated item 7 to include the final approved signed version of the financial statements and audit report.The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – T. Rowe Price Large Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, materials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the materials, consumer discretionary and real estate sectors positively impacted relative performance.
Individual holdings
| Positions in Fiserv, Inc., a provider of financial services technology, QUALCOMM, Inc., a wireless technology provider and Wells Fargo & Co., a financial services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
Selection in the health care,
industrials
and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweights to the health care, energy and information technology sectors detracted from relative performance.
Individual holdings
| Positions in Elevance Health, Inc., a managed health care provider, Weyerhaeuser Co., a forest products company and TotalEnergies SE, a global integrated energy company, were among the top detractors. Not holding JPMorgan Chase & Co. also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	11.94	8.44	7.71
Russell 1000 ® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,007,172,315
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 12,514,230
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,007,172,315
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$ 12,514,230
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Wells Fargo & Co.	2.7%
Kenvue, Inc.	2.6%
Fiserv, Inc.	2.5%
Chubb Ltd.	2.5%
Bank of America Corp.	2.5%
Hartford Financial Services Group, Inc. (The)	2.3%
Charles Schwab Corp. (The)	2.2%
L3Harris Technologies, Inc.	2.1%
Elevance Health, Inc.	2.0%
Exxon Mobil Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Wells Fargo & Co.	2.7%
Kenvue, Inc.	2.6%
Fiserv, Inc.	2.5%
Chubb Ltd.	2.5%
Bank of America Corp.	2.5%
Hartford Financial Services Group, Inc. (The)	2.3%
Charles Schwab Corp. (The)	2.2%
L3Harris Technologies, Inc.	2.1%
Elevance Health, Inc.	2.0%
Exxon Mobil Corp.	2.0%

CTIVP – T. Rowe Price Large Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – T. Rowe Price Large Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, materials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the materials, consumer discretionary and real estate sectors positively impacted relative performance.
Individual holdings
| Positions in Fiserv, Inc., a provider of financial services technology, QUALCOMM, Inc., a wireless technology provider and Wells Fargo & Co., a financial services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
Selection in the health care,
industrials
and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweights to the health care, energy and information technology sectors detracted from relative performance.
Individual holdings
| Positions in Elevance Health, Inc., a managed health care provider, Weyerhaeuser Co., a forest products company and TotalEnergies SE, a global integrated energy company, were among the top detractors. Not holding JPMorgan Chase & Co. also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	11.68	8.18	7.44
Russell 1000 ® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,007,172,315
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 12,514,230
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,007,172,315
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$ 12,514,230
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Wells Fargo & Co.	2.7%
Kenvue, Inc.	2.6%
Fiserv, Inc.	2.5%
Chubb Ltd.	2.5%
Bank of America Corp.	2.5%
Hartford Financial Services Group, Inc. (The)	2.3%
Charles Schwab Corp. (The)	2.2%
L3Harris Technologies, Inc.	2.1%
Elevance Health, Inc.	2.0%
Exxon Mobil Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Wells Fargo & Co.	2.7%
Kenvue, Inc.	2.6%
Fiserv, Inc.	2.5%
Chubb Ltd.	2.5%
Bank of America Corp.	2.5%
Hartford Financial Services Group, Inc. (The)	2.3%
Charles Schwab Corp. (The)	2.2%
L3Harris Technologies, Inc.	2.1%
Elevance Health, Inc.	2.0%
Exxon Mobil Corp.	2.0%